Debt - Maturities of Long-term Debt (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 3,308
2019	6,306
2020	6,587
2021	6,403
2022	9,520
Thereafter	$ 85,355